Taxation - Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of a Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax	$ (101,826,416)	$ (14,551,328)	$ (23,218,076)
Loss tax expense at statutory tax rate	(25,456,604)	(3,637,833)	(5,804,519)
Additional deduction for R&D expenses		(7,426,068)	(11,671,270)
Investment loss/(income)		20,405	(18,886)
Non-deductible expenses	296,956	111,079	222,400
Tax effect of tax rate in a different jurisdiction	2,741,669	2,175,361	139,523
Effect of preferential tax rates	2,024,318	(2,388,224)	7,904,562
Deferred tax effect of tax rate change		(715,120)
Change in valuation allowance	4,378,640	(4,148,501)	15,011,112
Write-off of net operating loss (“NOL”)		123,034	78,655
Prior year true-up of NOL	16,014,986	15,885,867	(2,073,885)
Income tax expense			$ 3,787,692